Supplement to the
Fidelity® Growth & Income Portfolio
September 29, 2003
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 15.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital distributions September and December.

GAI-04-02 September 1, 2004
1.480657.111

Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2003
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" beginning on page 15.

Effective September 1, 2004, the fund normally pays dividends in March, June, September, and December and pays capital gain distributions September and December.

REI-04-02 September 1, 2004
1.798339.101